Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,921,000.00
Previously Paid Amount	0.00
Total Fee Amount	679.59
Total Offset Amount	0.00
Net Fee	679.59
Narrative - Max Aggregate Offering Price	$ 4,921,000.00
Final Prospectus	true